Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 604	$ 378
Gross Unrealized Losses, Total	1,621	948
Gross Unrealized Losses, Less Than 12 Months	262	258
Fair Value, Less Than 12 Months	17,970	37,484
Gross Unrealized Losses, 12 Months Or More	1,963	1,068
Fair Value, 12 Months Or More	66,251	37,697
Gross Unrealized Losses, Total	2,225	1,326
Fair Value, Total	84,221	75,181
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months		15
Held-to-maturity, Fair Value, Less Than 12 Months		1,985
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	390	213
Held-to-maturity, Fair Value, 12 Months Or More	8,609	6,785
Held-to-maturity, Gross Unrealized Losses, Total	390	228
Held-to-maturity, Fair Value, Total	8,609	8,770
Gross Unrealized Losses, Less Than 12 Months		46
Fair Value, Less Than 12 Months		3,804
Gross Unrealized Losses, 12 Months Or More	180	75
Fair Value, 12 Months Or More	7,170	4,425
Gross Unrealized Losses, Total	180	121
Fair Value, Total	7,170	8,229
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	72	18
Held-to-maturity, Fair Value, Less Than 12 Months	3,404	1,818
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More	142	127
Held-to-maturity, Fair Value, 12 Months Or More	3,360	3,116
Held-to-maturity, Gross Unrealized Losses, Total	214	145
Held-to-maturity, Fair Value, Total	6,764	4,934
Gross Unrealized Losses, Less Than 12 Months	33	145
Fair Value, Less Than 12 Months	4,206	16,872
Gross Unrealized Losses, 12 Months Or More	851	436
Fair Value, 12 Months Or More	35,188	17,259
Gross Unrealized Losses, Total	884	581
Fair Value, Total	39,394	34,131
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months		5
Held-to-maturity, Fair Value, Less Than 12 Months		4,695
Held-to-maturity, Gross Unrealized Losses, Total		5
Held-to-maturity, Fair Value, Total		4,695
Gross Unrealized Losses, Less Than 12 Months	9	26
Fair Value, Less Than 12 Months	3,326	4,400
Gross Unrealized Losses, 12 Months Or More	197	77
Fair Value, 12 Months Or More	8,626	3,752
Gross Unrealized Losses, Total	206	103
Fair Value, Total	11,952	8,152
U.S. Treasury Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	1	1
Fair Value, Less Than 12 Months	996	998
Gross Unrealized Losses, Total	1	1
Fair Value, Total	996	998
Asset-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	16
Fair Value, Less Than 12 Months	1,024
Gross Unrealized Losses, Total	16
Fair Value, Total	1,024
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	131	2
Fair Value, Less Than 12 Months	5,014	2,912
Gross Unrealized Losses, 12 Months Or More	203	140
Fair Value, 12 Months Or More	3,298	2,360
Gross Unrealized Losses, Total	334	142
Fair Value, Total	$ 8,312	$ 5,272